Business Combinations (Additional Information) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Facility	Dec. 31, 2022 USD ($) Facility Plant
Disclosure of detailed information about business combination [Line Items]
Integration and restructuring costs	$ 49	$ 46
Goodwill	12,114	12,368
Assets relating to equity-accounted investees	$ 482	$ 599
Percentage of Voting Equity Interests Acquired		100.00%
Name of Acquiree		Casa do Adubo S.A.
Date of Acquisition		Oct. 01, 2022
Other Aquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Number Of Operating Locations Acquired | Facility	23	43
Description of Acquiree	2023 – 23 Retail locations related to various agricultural services (2022 – 43 Retail locations related to various agricultural services and one wholesale warehouse location)
Casa do Adubo [Member]
Disclosure of detailed information about business combination [Line Items]
Number Of Operating Locations Acquired | Facility		39
Number Of Distribution Centers | Plant		10
Description Of Factors That Make Up Goodwill Recognised	Goodwill and expected benefits of acquisitions $ 184 – Goodwill was fully impaired as part of the impairment recorded to the Retail – South America group of CGUs (Note 14). $ 126 (preliminary) (2022 – $ 55 ) The expected benefits of the acquisitions resulting in goodwill include: synergies from expected reduction in operating costs wider distribution channel for selling products of acquired businesses a larger assembled workforce potential increase in customer base enhanced ability to innovate
Description of Acquiree		An agriculture retailer in Brazil with 39 retail locations and 10 distribution centers. This acquisition is aligned with our disciplined approach to capital allocation and sustainability commitments, as we continue to expand our presence in Brazil.